Decommissioning Provision (Tables)	12 Months Ended
Dec. 31, 2023
Decommissioning Provision
Schedule of Changes in Decommissioning Provision
	December 31,	December 31,
	2023	2022

Provisions, beginning of year	$11,715	$13,444
Decommissioning costs and change in estimates	(109)	(2,156)
Accretion on decommissioning provision	587	427
Provisions, end of year	$12,193	$11,715